Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income	$ (1,757)	$ 8,616	$ (1,263)	$ (1,163)	$ 12,479
Net unrealized (loss) gain on investments, net of shadow adjustments and deferred taxes	17,517	(6,781)	(11,656)	6,309	(23,698)
Total other comprehensive (loss) income	17,517	(6,781)	(11,656)	6,309	(23,698)
Total comprehensive (loss) income	$ 15,760	$ 1,835	$ (12,919)	$ 5,146	$ (11,219)